Assets Held for Sale (Details) - CAD ($) $ in Millions		3 Months Ended
	Mar. 02, 2023	Mar. 31, 2023	Dec. 31, 2022
Held-for-sale, U.K. Operations
Assets
Current assets			$ 83
Property, plant and equipment, net			364
Exploration and evaluation			239
Total Assets			686
Liabilities
Current liabilities			(241)
Provisions			(217)
Total Liabilities			(458)
Net Assets			228
Expected gross proceeds from sale	$ 1,200
Contingent consideration gain	$ 338
Held-for-sale, wind and solar assets
Assets
Current assets			62
Property, plant and equipment, net and intangible assets			438
Total Assets			500
Liabilities
Current liabilities			(32)
Other long-term liabilities and provisions			(40)
Total Liabilities			(72)
Net Assets			$ 428
Disposed of by sale, wind and solar assets
Liabilities
Gross proceeds from sale of non-current assets		$ 730
Gain (loss) on sale		$ 260